Summary of Business and Significant Accounting Policies - Advertising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Advertising expense	$ 162.8	$ 99.9	$ 74.6